Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Gain from disposal of farmland and other assets (Note 21)	$ 0	$ 0	$ 7,914
Gain /(Loss) from commodity derivative financial instrument	40,842	(16,007)	22,148
(Loss) /Gain from disposal of other property items	(986)	(1,255)	721
Settlement agreement (Note 29)	0	8,489	0
Profit / (Loss) for the year	(3,247)
Others	2,852	476	283
Other operating income, net	$ 39,461	(8,297)	31,066
Energy
Disclosure of operating segments [line items]
Profit / (Loss) for the year		$ 0	$ 0